Cyxtera 401(k) Savings Plan (Details) - Schedule of Condensed Consolidated Statements of Operations - Cyxtera 401(k) Savings Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cyxtera 401(k) Savings Plan (Details) - Schedule of Condensed Consolidated Statements of Operations [Line Items]
Cost of revenue	$ 83	$ 86	$ 261	$ 244	$ 313	$ 402
Sales and marketing	164	106	467	306	438	336
Research and development	141	126	385	364	463	524
General and administrative					183	312
Total	$ 447	$ 368	$ 1,271	$ 1,051	$ 1,397	$ 1,574